COVER
                                                     May 6, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   WRL Series Fund, Inc.
               File No. 33-507
               CIK No.: 0000778207

Dear Commissioners:

         On behalf of the WRL Series Fund, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Fund dated May 1, 1999 otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 1999 via EDGAR.

                                                     Sincerely,

                                                     /s/ GAYLE A. MORDEN
                                                     -------------------
                                                     Gayle A. Morden
                                                     Assistant Secretary

cc:   Thomas E. Pierpan, Esq.
      Kimberly J. Smith, Esq.
      Priscilla I. Hechler